VESSELS UNDER FINANCE LEASE, NET (Details) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2018 containership shares	Oct. 31, 2015	Dec. 31, 2019 USD ($) containership	Dec. 31, 2018 USD ($) containership shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 vessel	Dec. 31, 2018 USD ($)	Jun. 30, 2018 vessel
Vessels under capital lease, net [Line Items]
Number of vessels acquired	4		7	4				15
Term of lease or charter		15 years	7 years
Number of year before option to buy vessel is available			6 years	6 years
Reclassification of derecognized vessels				$ 748,900
Additions to vessels under finance lease category				$ 5,500
Shares acquired (in shares) | shares	4,024,984			4,024,984
Shares issued, consideration paid on vessel acquisition				$ 58,000
Consideration assigned to the long term time charter contracts acquired							$ 18,000
Depreciation			$ 116,381	$ 104,079	$ 88,150
13,800 TEU Containership
Vessels under capital lease, net [Line Items]
Number of units | containership			4
Value of vessels acquired- part non cash acquisition							445,000
14,000 TEU Containership
Vessels under capital lease, net [Line Items]
Number of units | containership				4
10,600 TEU Containership
Vessels under capital lease, net [Line Items]
Number of units			3	3		3
Value of vessels acquired- part non cash acquisition							$ 315,000
Minimum
Vessels under capital lease, net [Line Items]
Term of lease or charter			6 years	6 years
Maximum
Vessels under capital lease, net [Line Items]
Term of lease or charter			11 years	11 years
Vessels Under Finance Lease
Vessels under capital lease, net [Line Items]
Depreciation			$ 36,100	$ 4,500	$ 0